INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

	At December 31,	At December 31,
	2022	2023
	$	$
Raw materials	310,394	222,826
Work-in-process	265,109	139,116
Finished goods	948,592	817,699
	1,524,095	1,179,641